Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of prepaid expenses and other current assets

Prepaid expense and other current assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Deferred commission costs – current	$6,874	$1,112
Reclaimable tax	8,908	8,626
Prepaid software maintenance costs	3,335	6,289
Prepaid royalties	2,773	2,594
Prepaid insurance costs	2,591	727
Prepaid employee benefits	2,463	1,411
Other Prepaid expenses	4,571	1,966
Course material	548	—
Deposits	590	—
Other receivables	4,395	779
Other current asset	34	35
Total prepaid expenses and other current assets	$37,082	$23,539